2. SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Significant Accounting Policies Details 2
Prepaid Expenses	$ 12	$ 26
Prepaid insurance	133	108
Prepaid investor relations	0	275
Deposits - equipment	316	368
Deposits - other	2	3
Total	$ 463	$ 780